UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

September 30, 2021
Semiannual Report
to Shareholders
Investors Cash Trust
DWS Treasury Portfolio
Capital Shares

Contents
3	Portfolio Summary
4	Investment Portfolio
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
19	Information About Your Fund’s Expenses
21	Other Information
22	Advisory Agreement Board Considerations and Fee Evaluation
26	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Treasury Portfolio — Capital Shares

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	9/30/21	3/31/21
U.S. Treasury Obligations	94%	92%
Repurchase Agreements	6%	8%
	100%	100%
Weighted Average Maturity	9/30/21	3/31/21
Investors Cash Trust — DWS Treasury Portfolio	41 days	33 days
iMoneyNet Money Fund AverageTM— Treasury & Repo Institutional*	25 days	46 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Treasury & Repo Institutional — Category includes institutional funds that may invest in U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Treasury Portfolio — Capital Shares	|	3

Investment Portfolio	as of September 30, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Government & Agency Obligations 93.7%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.035% (a), 11/4/2021	55,000,000	54,998,182
0.036% (a), 11/4/2021	5,000,000	4,999,832
0.042% (a), 10/21/2021	85,000,000	84,998,064
0.046% (a), 12/2/2021	50,000,000	49,996,126
0.051% (a), 10/5/2021	55,000,000	54,999,694
0.051% (a), 10/7/2021	55,000,000	54,999,542
0.051% (a), 10/14/2021	150,000,000	149,997,292
0.051% (a), 11/4/2021	90,000,000	89,995,750
0.051% (a), 11/12/2021	150,000,000	149,991,250
0.051% (a), 3/31/2022	45,000,000	44,988,688
0.056% (a), 3/3/2022	50,000,000	49,988,312
0.081% (a), 8/11/2022	35,000,000	34,975,578
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.055%, (b), 0.09%, 7/31/2022	75,000,000	75,015,102
3-month U.S. Treasury Bill Money Market Yield + 0.055%, (b), 0.09%, 10/31/2022	15,000,000	15,000,493
3-month U.S. Treasury Bill Money Market Yield + 0.114%, (b), 0.149%, 4/30/2022	100,000,000	100,046,854
3-month U.S. Treasury Bill Money Market Yield + 0.154%, (b), 0.189%, 1/31/2022	15,560,000	15,567,687
3-month U.S. Treasury Bill Money Market Yield + 0.3%, (b), 0.335%, 10/31/2021	63,000,000	63,015,378
Total Government & Agency Obligations (Cost $1,093,573,824)		1,093,573,824
Repurchase Agreements 6.3%
Barclays Bank PLC, 0.05%, dated 9/30/2021, to be repurchased at $36,700,051 on 10/1/2021 (c)	36,700,000	36,700,000
Wells Fargo Bank NA, 0.05%, dated 9/30/2021, to be repurchased at $36,400,046 on 10/1/2021 (d)	36,400,000	36,400,000
Total Repurchase Agreements (Cost $73,100,000)		73,100,000

The accompanying notes are an integral part of the financial statements.
4	|	DWS Treasury Portfolio — Capital Shares

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,166,673,824)	100.0	1,166,673,824
Other Assets and Liabilities, Net	(0.0)	(161,827)
Net Assets	100.0	1,166,511,997
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Floating rate security. These securities are shown at their current rate as of September 30, 2021.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
39,102,000	U.S. Treasury Bonds	1.75	8/15/2041	37,434,046
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
32,089,840	U.S. Treasury Inflation-Indexed Bonds	0.5–0.625	4/15/2023–4/15/2024	37,128,017
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$1,093,573,824	$—	$1,093,573,824
Repurchase Agreements	—	73,100,000	—	73,100,000
Total	$ —	$1,166,673,824	$ —	$1,166,673,824
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Treasury Portfolio — Capital Shares	|	5

Statement of Assets and Liabilities
as of September 30, 2021 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$ 1,166,673,824
Cash	3,120
Receivable for Fund shares sold	42,956
Interest receivable	87,208
Other assets	41,927
Total assets	1,166,849,035
Liabilities
Payable for Fund shares redeemed	78,691
Distributions payable	3,306
Accrued Trustees' fees	12,943
Other accrued expenses and payables	242,098
Total liabilities	337,038
Net assets, at value	$ 1,166,511,997
Net Assets Consist of
Distributable earnings (loss)	35,283
Paid-in capital	1,166,476,714
Net assets, at value	$ 1,166,511,997
Net Asset Value
Capital Shares
Net Asset Value, offering and redemption price per share ($41,493 ÷ 41,490 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares
Net Asset Value, offering and redemption price per share ($870,082,514 ÷ 870,022,648 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Investment Class Shares
Net Asset Value, offering and redemption price per share ($201,253,224 ÷ 201,239,378 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS U.S. Treasury Money Fund Class S
Net Asset Value, offering and redemption price per share ($95,134,766 ÷ 95,128,216 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
6	|	DWS Treasury Portfolio — Capital Shares

Statement of Operations
for the six months ended September 30, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 305,253
Expenses:
Management fee	359,900
Administration fee	698,206
Services to shareholders	352,677
Distribution and service fees	611,795
Custodian fee	8,556
Professional fees	33,333
Reports to shareholders	28,358
Registration fees	40,654
Trustees' fees and expenses	24,495
Other	51,578
Total expenses before expense reductions	2,209,552
Expense reductions	(1,976,278)
Total expenses after expense reductions	233,274
Net investment income	71,979
Net realized gain (loss) from investments	14,369
Net increase (decrease) in net assets resulting from operations	$ 86,348
The accompanying notes are an integral part of the financial statements.
DWS Treasury Portfolio — Capital Shares	|	7

Statements of Changes in Net Assets
	Six Months Ended September 30, 2021	Year Ended March 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 71,979	$ 432,618
Net realized gain (loss)	14,369	34,880
Net increase (decrease) in net assets resulting from operations	86,348	467,498
Distributions to shareholders:
Capital Shares	(3)	(10)
Institutional Shares	(56,749)	(405,079)
Investment Class Shares	(10,253)	(13,537)
DWS U.S. Treasury Money Fund Class S	(4,973)	(13,991)
Total distributions	(71,978)	(432,617)
Fund share transactions:
Proceeds from shares sold	976,908,540	6,151,864,474
Reinvestment of distributions	45,561	114,007
Payments for shares redeemed	(1,530,046,662)	(6,014,568,737)
Net increase (decrease) in net assets from Fund share transactions	(553,092,561)	137,409,744
Increase (decrease) in net assets	(553,078,191)	137,444,625
Net assets at beginning of period	1,719,590,188	1,582,145,563
Net assets at end of period	$ 1,166,511,997	$ 1,719,590,188

The accompanying notes are an integral part of the financial statements.
8	|	DWS Treasury Portfolio — Capital Shares

Financial Highlights
DWS Treasury Portfolio — Capital Shares
	Six Months Ended 9/30/21	Years Ended March 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.018	.019	.010	.003
Net realized gain (loss)	.000 *	.000 *	(.000) *	(.000) *	(.000) *	.000 *
Total from investment operations	.000 *	.000 *	.018	.019	.010	.003
Less distributions from:
Net investment income	(.000) *	(.000) *	(.018)	(.019)	(.010)	(.003)
Net realized gains	—	—	—	—	—	(.000) *
Total distributions	(.000) *	(.000) *	(.018)	(.019)	(.010)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.02	1.82	1.97	.97	.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.04	.04	.04	.04	.04	.04
Ratio of expenses before expense reductions (%)	.30 ***	.29	.29	.31	.29	.18
Ratio of expenses after expense reductions (%)	.03 ***	.11	.18	.16	.17	.10
Ratio of net investment income (%)	.01 ***	.02	1.80	1.96	.97	.23
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Treasury Portfolio — Capital Shares	|	9

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Investors Cash Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open end management investment company organized as a Massachusetts business trust.
DWS Treasury Portfolio (the “Fund” ) is a diversified series of the Trust that offers multiple classes of shares that include Capital Shares, Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S. Certain detailed financial information for Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S is provided separately and is available upon request.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/
10	|	DWS Treasury Portfolio — Capital Shares

amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of September 30, 2021, the Fund held repurchase agreements with a gross value of $73,100,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At March 31, 2021, the Fund had net tax basis capital loss carryforwards of approximately $30,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At September 30, 2021, the aggregate cost of investments for federal income tax purposes was $1,166,673,824.
The Fund has reviewed the tax positions for the open tax years as of March 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
DWS Treasury Portfolio — Capital Shares	|	11

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.05%.
For the period from April 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of the Capital Shares at 0.20%. and Institutional Shares at 0.25%.
12	|	DWS Treasury Portfolio — Capital Shares

For the period from April 1, 2021 through September 30, 2021, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Capital Shares at 0.18% and Institutional Shares at 0.15%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses for Capital Shares, Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S shares.
For the six months ended September 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$ 56
Institutional Shares	1,268,867
Investment Class Shares	569,081
DWS U.S. Treasury Money Fund Class S	138,274
$ 1,976,278
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2021, the Administration Fee was $698,206, of which $96,839 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
DWS Treasury Portfolio — Capital Shares	|	13

fee it receives from the Fund. For the six months ended September 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2021
Capital Shares	$ 26	$ 9
Institutional Shares	176,186	97,898
Investment Class Shares	78,819	32,373
DWS U.S. Treasury Money Fund Class S	35,166	12,249
	$ 290,197	$ 142,529
In addition, for the six months ended September 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Investment Class Shares	$ 16,743
DWS U.S. Treasury Money Fund Class S	32,355
$ 49,098
Distribution and Service Fees. Under the Fund’s Investment Class Shares 12b-1 Plan, DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.25% of the average daily net assets of Investment Class Shares. For the six months ended September 30, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2021
Investment Class Shares	$ 256,303	$ 40,683
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) at an annual rate of 0.05% of the average daily net assets for the Institutional Shares and 0.07% of the average daily net assets for the Investment Class Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended September 30, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2021	Annualized Rate
Institutional Shares	$ 283,727	$ 37,865.05%
Investment Class Shares	71,765	11,391.07%
	$ 355,492	$ 49,256
14	|	DWS Treasury Portfolio — Capital Shares

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended September 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,740, of which $1,500 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At September 30, 2021, there was one shareholder account that held approximately 39% of the outstanding shares of the Fund.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2021.
DWS Treasury Portfolio — Capital Shares	|	15

E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	767,511,257	$ 767,511,257	5,574,293,375	$ 5,574,293,375
Investment Class Shares	199,021,856	199,021,856	523,609,406	523,609,406
DWS U.S. Treasury Money Fund Class S	10,372,666	10,372,666	53,958,723	53,958,723
Account maintenance fees	—	2,761	—	2,970
		$ 976,908,540		$ 6,151,864,474
Shares issued to shareholders in reinvestment of distributions
Capital Shares	3	$ 3	10	$ 10
Institutional Shares	38,036	38,036	95,099	95,099
Investment Class Shares	2,617	2,617	5,340	5,340
DWS U.S. Treasury Money Fund Class S	4,905	4,905	13,558	13,558
		$ 45,561		$ 114,007
Shares redeemed
Institutional Shares	(1,297,845,408)	$ (1,297,845,408)	(5,558,523,347)	$ (5,558,523,347)
Investment Class Shares	(211,342,341)	(211,342,341)	(390,594,531)	(390,594,531)
DWS U.S. Treasury Money Fund Class S	(20,858,913)	(20,858,913)	(65,450,859)	(65,450,859)
		$ (1,530,046,662)		$ (6,014,568,737)
16	|	DWS Treasury Portfolio — Capital Shares

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Capital Shares	3	$ 3	10	$ 10
Institutional Shares	(530,296,115)	(530,296,115)	15,865,127	15,865,127
Investment Class Shares	(12,317,868)	(12,317,868)	133,020,215	133,020,215
DWS U.S. Treasury Money Fund Class S	(10,481,342)	(10,481,342)	(11,478,578)	(11,478,578)
Account maintenance fees	—	2,761	—	2,970
		$ (553,092,561)		$ 137,409,744
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the
DWS Treasury Portfolio — Capital Shares	|	17

lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
18	|	DWS Treasury Portfolio — Capital Shares

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Capital Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2021 to September 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
DWS Treasury Portfolio — Capital Shares	|	19

Expenses and Value of a $1,000 Investment
for the six months ended September 30, 2021 (Unaudited)

Actual Fund Return	Capital Shares
Beginning Account Value 4/1/21	$1,000.00
Ending Account Value 9/30/21	$1,000.07
Expenses Paid per $1,000*	$ .15
Hypothetical 5% Fund Return	Capital Shares
Beginning Account Value 4/1/21	$1,000.00
Ending Account Value 9/30/21	$1,024.92
Expenses Paid per $1,000*	$ .15
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Capital Shares	.03%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
20	|	DWS Treasury Portfolio — Capital Shares

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
DWS Treasury Portfolio — Capital Shares	|	21

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Treasury Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
22	|	DWS Treasury Portfolio — Capital Shares

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (Institutional Shares) was in the 4th quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates
DWS Treasury Portfolio — Capital Shares	|	23

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median (1st quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Capital Shares, Institutional Shares, Investment Class Shares and DWS U.S. Treasury Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
24	|	DWS Treasury Portfolio — Capital Shares

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Treasury Portfolio — Capital Shares	|	25

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

26	|	DWS Treasury Portfolio — Capital Shares

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS Treasury Portfolio — Capital Shares	|	27

222 South Riverside Plaza
Chicago, IL 60606-5808
ICT-CAP-3
(R-048187-6 11/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Treasury Portfolio (Capital Shares), a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/29/2021